Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Research Enhanced Mid Cap ETF

Portfolio of Investments
Columbia Research Enhanced Mid Cap ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Mid Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks 99 .6%
Communication Services 3.3%
Entertainment 1.9%
Electronic Arts, Inc. 216 44,288
Roku, Inc.
(a)
125 17,268
Total 61,556
Interactive Media & Services 0.5%
Match Group, Inc. 222 8,447
Pinterest, Inc., Class A
(a)
453 9,527
Total 17,974
Media 0.9%
Fox Corp., Class A 190 9,910
Fox Corp., Class B 128 5,996
New York Times Co., Class A 152 10,637
Versant Media Group, Inc. 135 4,861
Total 31,404
Total Communication Services 110,934
Consumer Discretionary 9.0%
Automobile Components 0.7%
Aptiv PLC
(a)
147 9,023
BorgWarner, Inc. 143 9,495
Lear Corp. 35 4,692
Total 23,210
Automobiles 1.2%
Ford Motor Co. 2,743 38,127
Thor Industries, Inc. 35 2,631
Total 40,758
Broadline Retail 0.4%
Dillard's, Inc., Class A 5 2,642
Etsy, Inc.
(a)
66 4,972
Macy's, Inc. 184 4,333
Total 11,947
Diversified Consumer Services 0.3%
ADT, Inc. 508 3,302
Grand Canyon Education, Inc.
(a)
18 2,576
H&R Block, Inc. 88 3,351
Total 9,229
Hotels, Restaurants & Leisure 1.7%
Aramark 183 10,413
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Boyd Gaming Corp. 36 3,180
Caesars Entertainment, Inc.
(a)
134 4,044
Expedia Group, Inc. 80 20,470
Las Vegas Sands Corp. 193 8,915
MGM Resorts International
(a)
131 6,263
Travel & Leisure Co. 42 3,210
Total 56,495
Household Durables 2.1%
Dr. Horton, Inc. 177 28,830
NVR, Inc.
(a)
2 13,627
PulteGroup, Inc. 133 18,249
Toll Brothers, Inc. 65 10,709
Total 71,415
Leisure Products 0.1%
Brunswick Corp. 45 3,791
Specialty Retail 1.2%
Bath & Body Works, Inc. 140 3,238
Best Buy Co., Inc. 138 10,472
CarMax, Inc.
(a)
96 5,077
Five Below, Inc.
(a)
38 6,832
Gap, Inc. 167 3,120
Murphy USA, Inc. 12 6,466
Wayfair, Inc., Class A
(a)
72 6,654
Total 41,859
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.
(a)
97 9,631
Ralph Lauren Corp. 26 10,437
Tapestry, Inc. 141 20,640
VF Corp. 258 4,303
Total 45,011
Total Consumer Discretionary 303,715
Consumer Staples 4.5%
Beverages 0.8%
Brown-Forman Corp., Class A 48 1,313
Brown-Forman Corp., Class B 302 8,048
Coca-Cola Consolidated, Inc. 61 11,647
Molson Coors Beverage Co., Class B 163 6,350
Total 27,358

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Mid Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Consumer Staples Distribution & Retail
2.3%
Albertsons Cos., Inc., Class A 361 4,884
Dollar General Corp. 236 27,166
Kroger Co. 664 36,873
Maplebear, Inc.
(a)
198 9,375
Total 78,298
Food Products 1.4%
Conagra Brands, Inc. 514 6,918
Kraft Heinz Co. 1,276 30,140
Lamb Weston Holdings, Inc. 147 6,347
Pilgrim's Pride Corp. 46 1,293
Smithfield Foods, Inc. 49 1,189
Total 45,887
Household Products 0.0%
Reynolds Consumer Products, Inc. 59 1,584
Total Consumer Staples 153,127
Energy 5.4%
Energy Equipment & Services 1.7%
Halliburton Co. 715 24,275
NOV, Inc. 306 5,676
TechnipFMC PLC 339 22,476
Weatherford International PLC 60 4,890
Total 57,317
Oil, Gas & Consumable Fuels 3.7%
APA Corp. 302 9,836
Chord Energy Corp. 45 5,144
HF Sinclair Corp. 144 10,030
Occidental Petroleum Corp. 852 41,382
Phillips 66 344 58,152
Total 124,544
Total Energy 181,861
Financials 13.4%
Banks 2.4%
BOK Financial Corp. 17 2,361
FNB Corp. 265 5,056
KeyCorp 817 18,832
Popular, Inc. 48 7,881
Regions Financial Corp. 644 19,449
Southstate Bank Corp. 73 7,293
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Western Alliance Bancorp 77 6,329
Wintrust Financial Corp. 50 8,036
Zions Bancorp NA 109 7,542
Total 82,779
Capital Markets 5.1%
Affiliated Managers Group, Inc. 19 6,430
Cboe Global Markets, Inc. 79 19,171
Franklin Resources, Inc. 208 6,920
MarketAxess Holdings, Inc. 27 3,064
Morningstar, Inc. 15 2,340
MSCI, Inc. 53 29,682
Northern Trust Corp. 137 23,816
Raymond James Financial, Inc. 132 20,068
SEI Investments Co. 79 6,929
State Street Corp. 208 35,277
T. Rowe Price Group, Inc. 159 18,077
Total 171,774
Consumer Finance 1.0%
Ally Financial, Inc. 230 10,569
SLM Corp. 140 3,632
Synchrony Financial 253 19,240
Total 33,441
Financial Services 0.5%
Euronet Worldwide, Inc.
(a)
27 1,976
MGIC Investment Corp. 157 4,427
Toast, Inc., Class A
(a)
367 10,210
Total 16,613
Insurance 3.8%
Allstate Corp. 194 46,160
CNA Financial Corp. 204 9,916
Everest Group Ltd. 22 7,859
First American Financial Corp. 74 5,076
Hanover Insurance Group, Inc. 26 5,567
Lincoln National Corp. 143 5,055
Prudential Financial, Inc. 262 28,278
Reinsurance Group of America, Inc. 49 10,420
RenaissanceRe Holdings Ltd. 31 9,824
Total 128,155
Mortgage Real Estate Investment 0.6%
AGNC Investment Corp. 863 9,407

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Mid Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Annaly Capital Management, Inc. 553 12,365
Total 21,772
Total Financials 454,534
Health Care 10.8%
Biotechnology 2.6%
Alnylam Pharmaceuticals, Inc.
(a)
31 9,331
Arrowhead Pharmaceuticals, Inc.
(a)
31 2,527
Ascendis Pharma AS
(a)
15 4,001
Biogen, Inc.
(a)
35 7,562
BioMarin Pharmaceutical, Inc.
(a)
45 2,575
Bridgebio Pharma, Inc.
(a)
40 2,979
Caris Life Sciences, Inc.
(a)
29 517
Exelixis, Inc.
(a)
58 3,156
Halozyme Therapeutics, Inc.
(a)
28 2,192
Incyte Corp.
(a)
47 5,328
Insmed, Inc.
(a)
51 5,438
Ionis Pharmaceuticals, Inc.
(a)
38 3,013
Madrigal Pharmaceuticals, Inc.
(a)
5 2,685
Moderna, Inc.
(a)
86 6,023
Natera, Inc.
(a)
32 8,686
Neurocrine Biosciences, Inc.
(a)
23 3,876
Revolution Medicines, Inc.
(a)
45 8,428
Roivant Sciences Ltd.
(a)
123 4,353
Summit Therapeutics, Inc.
(a)
32 466
United Therapeutics Corp.
(a)
10 5,418
Viking Therapeutics, Inc.
(a)
27 1,053
Total 89,607
Health Care Equipment & Supplies 1.9%
Align Technology, Inc.
(a)
54 9,108
Becton Dickinson & Co. 213 32,233
Dexcom, Inc.
(a)
294 19,801
Envista Holdings Corp.
(a)
123 3,241
Total 64,383
Health Care Providers & Services 3.0%
Cardinal Health, Inc. 181 42,999
Centene Corp.
(a)
375 24,071
Chemed Corp. 10 4,657
DaVita, Inc.
(a)
49 10,902
Tenet Healthcare Corp.
(a)
66 12,347
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Universal Health Services, Inc., Class B 39 5,799
Total 100,775
Life Sciences Tools & Services 2.3%
Avantor, Inc.
(a)
513 5,079
Charles River Laboratories International, Inc.
(a)
37 8,391
Illumina, Inc.
(a)
117 20,572
IQVIA Holdings, Inc.
(a)
128 24,732
Medpace Holdings, Inc.
(a)
18 9,533
Revvity, Inc. 86 9,568
Total 77,875
Pharmaceuticals 1.0%
Corcept Therapeutics, Inc.
(a)
73 6,347
Jazz Pharmaceuticals PLC
(a)
46 11,085
Organon & Co. 203 2,749
Viatris, Inc. 885 14,053
Total 34,234
Total Health Care 366,874
Industrials 18.9%
Aerospace & Defense 0.4%
Hexcel Corp. 61 6,104
Huntington Ingalls Industries, Inc. 32 8,956
Total 15,060
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. 107 17,439
Building Products 1.9%
A.O. Smith Corp. 91 5,708
Advanced Drainage Systems, Inc. 58 9,104
Builders FirstSource, Inc.
(a)
85 7,606
Carlisle Cos., Inc. 33 11,971
Masco Corp. 165 13,425
Owens Corning 65 10,332
Simpson Manufacturing Co., Inc. 34 7,118
Total 65,264
Commercial Services & Supplies 0.9%
MSA Safety, Inc. 30 5,237
Tetra Tech, Inc. 212 6,125
Veralto Corp. 202 17,913
Total 29,275
Construction & Engineering 1.8%
Comfort Systems USA, Inc. 29 57,476

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Mid Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Solv Energy, Inc., Class A
(a)
21 715
WillScot Holdings Corp. 145 4,185
Total 62,376
Electrical Equipment 2.4%
Acuity, Inc. 25 9,417
Powell Industries, Inc. 23 6,586
Regal Rexnord Corp. 54 12,862
Rockwell Automation, Inc. 91 45,053
Sensata Technologies Holding PLC 118 5,633
Total 79,551
Ground Transportation 0.9%
JB Hunt Transport Services, Inc. 61 17,655
Lyft, Inc., Class A
(a)
297 4,339
Ryder System, Inc. 31 8,177
Total 30,171
Machinery 4.9%
Donaldson Co., Inc. 95 8,528
Flowserve Corp. 104 7,713
Fortive Corp. 250 15,273
Gates Industrial Corp. PLC
(a)
205 5,734
Graco, Inc. 135 10,207
Middleby Corp.
(a)
37 6,364
Mueller Industries, Inc. 89 10,941
Nordson Corp. 43 12,973
Oshkosh Corp. 51 7,827
Otis Worldwide Corp. 315 22,553
Pentair PLC 132 10,119
Snap-on, Inc. 42 16,901
Stanley Black & Decker, Inc. 127 11,953
Timken Co. 52 7,557
Toro Co. 78 7,599
Total 162,242
Marine Transportation 0.2%
Kirby Corp.
(a)
44 5,983
Passenger Airlines 2.1%
Delta Air Lines, Inc. 538 50,389
Southwest Airlines Co. 398 20,465
Total 70,854
Professional Services 0.9%
Broadridge Financial Solutions, Inc. 95 13,010
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Genpact Ltd. 127 3,493
Leidos Holdings, Inc. 103 10,606
Science Applications International Corp. 34 3,754
Total 30,863
Trading Companies & Distributors 2.0%
Applied Industrial Technologies, Inc. 30 10,145
Core & Main, Inc., Class A
(a)
153 7,382
Ferguson Enterprises, Inc. 159 37,735
Watsco, Inc. 29 12,085
Total 67,347
Total Industrials 636,425
Information Technology 16.5%
Communications Equipment 0.4%
F5, Inc.
(a)
35 14,559
Electronic Equipment, Instruments &
Components 2.6%
CDW Corp. 78 10,970
Cognex Corp. 102 7,387
Keysight Technologies, Inc.
(a)
105 36,757
Littelfuse, Inc. 15 6,830
Ralliant Corp. 69 5,080
TD SYNNEX Corp. 46 12,298
Vontier Corp. 86 2,494
Zebra Technologies Corp., Class A
(a)
29 7,635
Total 89,451
IT Services 3.4%
Gartner, Inc.
(a)
40 5,185
GoDaddy, Inc., Class A
(a)
81 6,875
MongoDB, Inc.
(a)
48 16,123
Snowflake, Inc.
(a)
207 52,682
Twilio, Inc., Class A
(a)
93 19,189
VeriSign, Inc. 56 14,087
Total 114,141
Semiconductors & Semiconductor
Equipment 4.7%
Astera Labs, Inc.
(a)
86 41,539
Cirrus Logic, Inc.
(a)
31 4,604
FormFactor, Inc.
(a)
48 7,677
Lattice Semiconductor Corp.
(a)
84 12,849
MACOM Technology Solutions Holdings, Inc.
(a)
42 15,975
Onto Innovation, Inc.
(a)
30 11,354

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Mid Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Qorvo, Inc.
(a)
54 5,037
Semtech Corp.
(a)
57 9,225
Teradyne, Inc. 96 46,448
Total 154,708
Software 4.0%
Autodesk, Inc.
(a)
130 25,275
Datadog, Inc., Class A
(a)
199 51,811
Docusign, Inc.
(a)
117 5,197
Dynatrace, Inc.
(a)
178 7,816
Elastic NV
(a)
56 3,193
Figma, Inc., Class A
(a)
123 2,225
Gitlab, Inc., Class A
(a)
87 2,656
HubSpot, Inc.
(a)
30 5,475
Klaviyo, Inc., Class A
(a)
64 966
Manhattan Associates, Inc.
(a)
36 5,013
Nutanix, Inc., Class A
(a)
162 8,256
Pegasystems, Inc. 56 1,678
RingCentral, Inc., Class A 45 1,754
Zoom Communications, Inc.
(a)
163 14,069
Total 135,384
Technology Hardware, Storage &
Peripherals 1.4%
Everpure, Inc., Class A
(a)
194 15,285
HP, Inc. 563 12,352
NetApp, Inc. 120 18,572
Total 46,209
Total Information Technology 554,452
Materials 5.3%
Chemicals 1.7%
Celanese Corp. 101 4,646
CF Industries Holdings, Inc. 142 15,373
Eastman Chemical Co. 105 7,033
Olin Corp. 105 2,081
PPG Industries, Inc. 207 25,106
Scotts Miracle-Gro Co. 41 2,793
Total 57,032
Containers & Packaging 1.9%
Avery Dennison Corp. 70 11,365
Ball Corp. 246 15,350
Crown Holdings, Inc. 103 11,517
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Graphic Packaging Holding Co. 270 2,854
Packaging Corp. of America 80 19,063
Silgan Holdings, Inc. 88 4,082
Total 64,231
Metals & Mining 1.7%
Anglogold Ashanti PLC 468 37,857
Aura Minerals, Inc. 33 2,077
Reliance, Inc. 47 17,560
Total 57,494
Total Materials 178,757
Real Estate 6.6%
Diversified REITs 0.4%
WP Carey, Inc. 170 12,155
Health Care REITs 0.6%
Alexandria Real Estate Equities, Inc. 131 6,923
Medical Properties Trust, Inc. 378 1,746
Omega Healthcare Investors, Inc. 228 10,872
Total 19,541
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc. 518 12,282
Industrial REITs 0.2%
STAG Industrial, Inc. 147 5,595
Office REITs 0.3%
BXP, Inc. 122 8,090
Kilroy Realty Corp. 88 3,297
Total 11,387
Real Estate Management & Development
0.3%
Jones Lang LaSalle, Inc.
(a)
35 10,848
Residential REITs 0.7%
Invitation Homes, Inc. 453 13,685
Sun Communities, Inc. 94 11,272
Total 24,957
Retail REITs 2.0%
Brixmor Property Group, Inc. 233 7,346
NNN REIT, Inc. 145 6,747
Simon Property Group, Inc. 247 55,241
Total 69,334
Specialized REITs 1.7%
EPR Properties 57 3,307

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Mid Cap ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Gaming & Leisure Properties, Inc. 208 9,262
Millrose Properties, Inc. 117 3,516
Rayonier, Inc. 229 4,873
SBA Communications Corp. 81 14,293
VICI Properties, Inc. 818 21,718
Total 56,969
Total Real Estate 223,068
Utilities 5.9%
Electric Utilities 4.2%
Edison International 251 18,687
Entergy Corp. 299 34,344
Eversource Energy 246 17,778
Exelon Corp. 669 31,189
FirstEnergy Corp. 378 17,970
PG&E Corp. 1,433 24,103
Total 144,071
Independent Power and Renewable
Electricity Producers 0.3%
AES Corp. 464 6,802
Clearway Energy, Inc., Class C 78 2,666
Total 9,468
Multi-Utilities 1.4%
Ameren Corp. 180 20,347
Consolidated Edison, Inc. 241 26,662
Total 47,009
Total Utilities 200,548
Total Common Stocks
(Cost $ 3,206,766 ) 3,364,295
Rights 0 .0%
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Hologic, Inc.
(a),(b)
141 1
1 1 1
Total Health Care 1
Total Rights
(Cost $ 1 ) 1
. Shares
.
Value ($)
Money Market Funds 0 .3%
Columbia Short-Term Cash Fund, 3.767%
(c),(d)
10,690 10,683
1 1 1
Total Money Market Funds
(Cost $ 10,684 ) 10,683
.
Value ($)
Total Investments in Securities
(Cost $ 3,217,451 ) 3,374,979
Other Assets & Liabilities, Net 3,321
Net Assets 3,378,300

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Mid Cap ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
18,126
(7,442)
(1)
10,683
—
—

10,690
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Non-income producing investment.
(b) Valuation based on significant unobservable inputs.
(c) The rate shown is the seven-day current annualized yield at June 30, 2026.
(d) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended June 30, 2026 are as follows:
Abbreviation Legend
REIT Real Estate Investment Trust

1QT343_(08/26)
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